Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Disclosure of components of income (loss) before taxes	(Loss) before taxes

($ millions)	2019	2018	2017
Switzerland	(274)	(227)	(104)
Foreign	(58)	(73)	(23)
Total (loss) before taxes	(332)	(300)	(127)

Disclosure of components of current and deferred income tax expense
Current and deferred income tax (expense)/income

($ millions)	2019	2018	2017
Switzerland	(34)	(77)	(8)
Foreign	(168)	(157)	(95)
Current income tax expense	(202)	(234)	(103)
Switzerland	(246)	78	7
Foreign	124	229	479
Deferred tax (expense)/income	(122)	307	486
Total income tax (expense)/income	(324)	73	383

Disclosure of reconciliation of tax rate	The main elements contributing to the difference between Alcon's overall applicable tax rate and the effective tax rate are summarized in the below table.

	2019		2018		2017
	$ m	%	$ m	%	$ m	%
Applicable tax rate	39	11.7%	82	27.3%	37	29.1%
Effect of disallowed expenditures	(23)	(6.9)%	(26)	(8.7)%	(12)	(9.4)%
Effect of share based compensation	(1)	(0.3)%	(2)	(0.7)%	(4)	(3.1)%
Effect of income taxed at reduced rates	2	0.6%	2	0.7%	—	—
Effect of tax credits and allowances	7	2.1%	13	4.3%	5	3.9%
Effect of adjustments to contingent consideration liabilities	11	3.3%	11	3.7%	(8)	(6.3)%
Effect of option payments	(12)	(3.6)%	(17)	(5.7)%	(12)	(9.4)%
Effect of liquidation of a subsidiary	—	—	—	—	(10)	(7.9)%
Effect of tax benefits expiring in 2017(1)	—	—	—	—	(12)	(9.4)%
Effect of tax rate changes (2)	(342)	(103.0)%	(14)	(4.7)%	—	—
Effect of changes in uncertain tax positions	10	3.0%	(33)	(11.0)%	(10)	(7.9)%
Effect of other items	(2)	(0.6)%	(4)	(1.2)%	(4)	(3.2)%
Effect of prior year items(3)	(13)	(3.9)%	61	20.3%	—	—%
Effect of tax rate change on current and deferred tax assets and liabilities from US tax reform (4)	—	—%	—	—%	413	325.2%
Effective tax rate	(324)	(97.6)%	73	24.3%	383	301.6%

(1)	Effect of tax benefits expiring in 2017 relates to a Swiss subsidiary that was not subject to income tax through the end of calendar year 2017.

(2)
Effect of tax rate changes in 2019 relates primarily to (i) the adoption of the Swiss Tax Reform which has resulted in a non-cash tax increase in the tax expense of $304 million relating to the re-measurement of the Swiss deferred tax balances and (ii) a $31 million re-measurement of US deferred tax balances as a result of rate changes in the US following legal entity reorganizations executed related to the Spin-off.

(3)
In 2019, the prior year items relate to changes in certain estimates which resulted in a $13 million tax expense. In 2018, the prior year items relate to out of period income tax benefit of $61 million, which Alcon concluded was not material to the current period or the prior periods to which they relate.

(4)
Effect of tax rate change on US current and deferred tax assets and liabilities in 2017 relate to the enactment of the Tax Cuts and Jobs Act by the US, which reduced the corporate tax rate from 35% to 21% effective January 1, 2018. This required a re-measurement of the deferred tax balances and a portion of the current tax payables.